Business combination	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Business combination

NOTE 4 – Business combination

Acquisition of Pure Tech

On July 31, 2024, the Company entered into an Equity Acquisition Agreement (the “Purchase Agreement 1”) with Shangri-La Trading Limited to acquire 65% ownership stake in Pure Tech, for aggregate purchase price of $40,000,000. On December 6, 2024, the Company entered into an Equity Acquisition Agreement (the “Purchase Agreement 2”) with the other shareholder of Pure Tech, One One Business Limited to acquire 32% ownership stake in Pure Tech, for aggregate purchase price of $25,737,818, consisting of $5,953,095 in the form of promissory note and $19,784,723 in cash.

On November 30, 2024, the Company has paid the majority of considerations and already control Pure Tech and its subsidiary and VIEs.

The Company’s acquisition of Pure Tech was accounted for as a business combination in accordance with ASC 805. The Company allocated the purchase price of Pure Tech based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the business combination standard issued by the FASB with the valuation methodologies using level 3 inputs. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition date and considered a number of factors including valuations from independent appraisers. Acquisition-related costs incurred for the acquisitions were not material and have been expensed as incurred in general and administrative expense. The consideration was $65,737,818, consisting of $5,953,095 in the form of a convertible promissory note and $59,784,723 in cash.

The following table presents the purchase price of Pure Tech for the Company and non-controlling shareholders on November 30, 2024.

Amount

Cash	$4,212,977
Accounts receivable, net	3,264,577
Notes receivables	1,299,453
Other receivables, net	140,172
Due from related parties	249,273
Prepayments	131,765
Right-of-use assets	364,175
Accounts payable	(2,714,374)
Other payables and accrued liabilities	(656,039)
Contract liabilities	(109,908)
Taxes payable	(494,392)
Lease liabilities - current	(134,463)
Lease liabilities - noncurrent	(217,569)
Net assets acquired	$5,335,647

Goodwill	$62,435,299

Purchase price for the Company	65,737,818
Fair value of non-controlling interest	2,033,128
Total purchase price	$67,770,946

The following unaudited pro forma financial information represents the consolidated results of operations as if the acquisition had occurred on January 1, 2022:

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022

Revenue	$17,622,367	$13,426,051	$17,634,143
Net income/(loss)	1,703,675	2,699,315	(226,904)

These pro forma results are presented for information purposes only and do not necessarily reflect the actual results that would have been achieved had the acquisition occurred on the date assumed, nor are they indicative of future consolidated results of operations.

Both revenue and net income/(loss) of pro forma are combined continuing operations of the Company and Pure Tech.

Changes in the carrying amount of goodwill for the year ended December 31, 2025 was as follows:

Acquisition of Pure Tech

Balance as of December 31, 2024	$62,435,299
Impairment of goodwill	(54,765,074)
Effect of foreign exchange rate	4,889,153
Balance as of December 31, 2025	$12,559,378